Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 34,085	$ 21,135
U.S. federal government and agencies | Customer Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
Revenue	29,382	17,050
Commercial and other | Customer Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
Revenue	4,703	4,085
US
Disaggregation of Revenue [Line Items]
Revenue	29,557	17,239
Middle East
Disaggregation of Revenue [Line Items]
Revenue	2,661	3,185
Asia
Disaggregation of Revenue [Line Items]
Revenue	1,300	668
Other
Disaggregation of Revenue [Line Items]
Revenue	567	43
Imagery
Disaggregation of Revenue [Line Items]
Revenue	8,648	3,005
Data, Software and Analytics
Disaggregation of Revenue [Line Items]
Revenue	16,398	15,732
Engineering and Integration
Disaggregation of Revenue [Line Items]
Revenue	$ 9,039	$ 2,398